As filed with the Securities and Exchange Commission on August 31, 2006




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-09699
                                                     ---------



                           AMERICAN EAGLE FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)



              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)



                                 JAMES R. JUNDT
                                 --------------
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)



                                  800-541-0677
                                  ------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2006
                         ----------

Date of reporting period:  06/30/06
                           --------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------






                                     [LOGO]



                           AMERICAN EAGLE FUNDS, INC.



                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND




                               SEMI-ANNUAL REPORT




                                  JUNE 30, 2006

                 (This page has been left blank intentionally.)

================================================================================
LETTER TO SHAREHOLDERS
================================================================================


DEAR SHAREHOLDER,

We are pleased to present the midyear report for American Eagle Funds, Inc., which covers the six-month period ended June 30, 2006. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.


WE ALSO WANT TO TAKE THIS OPPORTUNITY TO ALERT YOU TO SOME IMPORTANT DEVELOPMENTS REGARDING THE FUNDS. JUNDT ASSOCIATES, INC., THE FUNDS' INVESTMENT ADVISOR, HAS INFORMED THE BOARD OF DIRECTORS THAT DECLINING NET ASSETS AND INCREASING EXPENSE RATIOS MAKE IT UNECONOMIC TO CONTINUE THE FUNDS IN THEIR PRESENT FORM. CONSEQUENTLY, THE BOARD OF DIRECTORS WILL BE REVIEWING THE FUTURE OF THE FUNDS, WHICH MAY INCLUDE CONSOLIDATION, CLOSURE OR SALE. ONCE THE BOARD HAS MADE A DECISION, WE WILL PROMPTLY INFORM SHAREHOLDERS.


For the six-month, one-year and five-year periods ended June 30, 2006, as well as over the life of each Fund, American Eagle Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.(1)


THE PERFORMANCE INFORMATION SHOWN IN THIS REPORT REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING IN ANY OF THE FUNDS. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF EACH FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


AMERICAN EAGLE CAPITAL APPRECIATION FUND
The American Eagle Capital Appreciation Fund employs an aggressive, yet flexible, investment approach. In normal market conditions, the Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2),(3)
     FOR THE PERIODS ENDED JUNE 30, 2006:


                                                                       SINCE
                                                                     INCEPTION
                            SIX MONTH      1-YEAR        5-YEAR      12/30/1999
                           -----------    --------      --------    -----------
AMERICAN EAGLE
 CAPITAL
 APPRECIATION
 FUND ..................        (3.29)%       1.73%       (7.93)%       2.14%
Lipper Capital
 Appreciation Fund
 Index(4) ...............         3.48%      12.34%        2.40%       (1.34)%
Russell 1000
 Growth Index(5) ........        (0.93)%      6.12%       (0.76)%      (6.60)%


AMERICAN EAGLE TWENTY FUND
The American Eagle Twenty Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.


AVERAGE ANNUAL TOTAL RETURNS(2),(3)
     FOR THE PERIODS ENDED JUNE 30, 2006:


                                                                       SINCE
                                                                     INCEPTION
                            SIX MONTH      1-YEAR        5-YEAR      12/30/1999
                           -----------    --------      --------    -----------

AMERICAN EAGLE
 TWENTY FUND ...........        (8.33)%     (4.22)%       (1.39)%       3.39%
Lipper Capital
 Appreciation Fund
 Index(4) ..............         3.48%      12.34%         2.40%       (1.34)%
Russell 1000
 Growth Index(5) .......        (0.93)%      6.12%        (0.76)%      (6.60)%


Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

1 Investing in futures and options contracts, among other strategies employed by the Funds, involves additional risks that are described in the Funds' prospectus and Statement of Additional Information.


2 Quoted returns assume reinvestment of all distributions. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2006 are not annualized.


3 Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher return in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.

================================================================================
LETTER TO SHAREHOLDERS (concluded)
================================================================================


4 The Lipper Capital Appreciation Fund Index measures the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Capital Appreciation Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.


5 The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

================================================================================
PERFORMANCE DATA: AMERICAN EAGLE CAPITAL APPRECIATION FUND
================================================================================


THE AMERICAN EAGLE CAPITAL APPRECIATION FUND IS A NON-DIVERSIFIED FUND that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2006
(as a percentage of net assets)
--------------------------------------------------------------------------------



                                  [PIE CHART]
                Biotechnology.......................... 14.8%
                Computer Hardware....................... 1.9%
                Computer Services/Software............. 11.5%
                Consumer................................ 2.0%
                Discount................................ 1.4%
                Financial Services...................... 3.9%
                Foreign Internet Services............... 1.6%
                Healthcare Services..................... 4.7%
                Internet Services....................... 4.0%
                Media................................... 1.1%
                Medical Devices......................... 5.0%
                Miscellaneous........................... 0.2%
                National Radio.......................... 3.0%
                Oil Drilling, Equipment & Services...... 2.8%
                Orthopedics............................. 2.3%
                Pharmaceuticals......................... 8.2%
                Restaurant.............................. 2.4%
                Specialty............................... 1.4%
                Telecommunications Infrastructure....... 8.2%
                Wireless................................ 4.5%
                Short-Term Securities/Other Assets in
                 excess of Liabilities................. 15.1%

================================================================================
                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================


COMMON STOCKS (84.9%)
Industry Description and Issue             Number of Shares                Cost   Market Value (a)
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (14.8%)
--------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                    1,700          $  116,521         $  110,891
   BioCryst Pharmaceuticals, Inc. (b)                 3,200              69,786             45,856
   Biogen Idec, Inc. (b)                              2,000              91,459             92,660
   Entremed, Inc. (b)                                19,300              75,492             31,845
   Myogen, Inc. (b)                                   2,400              48,122             69,600
                                                                     -----------------------------
                                                                        401,380            350,852
                                                                     -----------------------------
COMPUTER HARDWARE (1.9%)
--------------------------------------------------------------------------------------------------
   Apple Computer, Inc. (b)                             300              18,906             17,136
   Rackable Systems, Inc. (b)                           700              25,677             27,643
                                                                     -----------------------------
                                                                         44,583             44,779
                                                                     -----------------------------
COMPUTER SERVICES/SOFTWARE (11.5%)
--------------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)(g)                         31,200             201,786            182,832
   Microsoft Corp.                                    2,800              64,661             65,240
   Oracle Corp. (b)                                   1,700              24,789             24,633
                                                                     -----------------------------
                                                                        291,236            272,705
                                                                     -----------------------------
CONSUMER (2.0%)
--------------------------------------------------------------------------------------------------
   Corning, Inc. (b)                                  2,000              42,692             48,380
                                                                     -----------------------------
DISCOUNT (1.4%)
--------------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                               600              31,914             34,278
                                                                     -----------------------------
FINANCIAL SERVICES (3.9%)
--------------------------------------------------------------------------------------------------
   Mastercard, Inc. (b)                                 600              27,271             28,800
   Willis Group Holdings Ltd. (f)                     2,000              75,167             64,200
                                                                     -----------------------------
                                                                        102,438             93,000
                                                                     -----------------------------
FOREIGN INTERNET SERVICES (1.6%)
--------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(f)                              400              32,853             33,012
   Ctrip.com International Ltd. -- ADR (f)              100               4,585              5,105
                                                     ---------------------------------------------
                                                                         37,438             38,117
                                                                     -----------------------------
HEALTHCARE SERVICES (4.7%)
--------------------------------------------------------------------------------------------------
   Express Scripts, Inc. (b)                            400              20,598             28,696
   HealthExtras, Inc. (b)                             1,700              39,073             51,374
   Visicu, Inc. (b)                                   1,767              39,580             31,188
                                                                     -----------------------------
                                                                         99,251            111,258
                                                                     -----------------------------
INTERNET SERVICES (4.0%)
--------------------------------------------------------------------------------------------------
   CheckFree Corp. (b)                                1,500              72,048             74,340
   eBay, Inc. (b)                                       700              21,213             20,503
                                                                     -----------------------------
                                                                         93,261             94,843
                                                                     -----------------------------
MEDIA (1.1%)
--------------------------------------------------------------------------------------------------
   Central European Media Enterprises (b)(f)            400              26,097             25,276
                                                                     -----------------------------


4                             See accompanying notes to schedule of investments.

================================================================================
                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================


COMMON STOCKS (84.9%) (CONCLUDED)
Industry Description and Issue                   Number of Shares                    Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES (5.0%)
--------------------------------------------------------------------------------------------------------------
   ATS Medical, Inc. (b)                                   10,000            $     28,802           $   23,900
   China Med Technologies -- ADR (b)(f)                     2,000                  53,843               40,000
   Diomed Holdings, Inc. (b)                               30,600                  98,151               34,272
   Hologic, Inc. (b)                                          100                   4,678                4,936
   Medicis Pharmaceutical                                     600                  19,674               14,400
                                                                             ---------------------------------
                                                                                  205,148              117,508
                                                                             ---------------------------------
MISCELLANEOUS (0.2%)
--------------------------------------------------------------------------------------------------------------
   Garmin Ltd. (f)                                             50                   3,464                5,272
                                                                             ---------------------------------
NATIONAL RADIO (3.0%)
--------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. -- Class A (b)(g)      4,800                  33,573               70,320
                                                                             ---------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (2.8%)
--------------------------------------------------------------------------------------------------------------
   Nabors Industries Ltd. (b)(f)                              200                   6,830                6,758
   Noble Corp. (f)                                            100                   7,930                7,442
   Schlumberger Ltd. (f)                                      800                  45,528               52,088
                                                                             ---------------------------------
                                                                                   60,288               66,288
                                                                             ---------------------------------
ORTHOPEDICS (2.3%)
--------------------------------------------------------------------------------------------------------------
   Stryker Corp.                                            1,300                  56,662               54,743
                                                                             ---------------------------------
PHARMACEUTICALS (8.2%)
--------------------------------------------------------------------------------------------------------------
   Schering-Plough Corp.                                    6,200                 122,039              117,986
   Sepracor, Inc. (b)                                         700                  36,087               39,998
   Wyeth                                                      800                  36,912               35,528
                                                                             ---------------------------------
                                                                                  195,038              193,512
                                                                             ---------------------------------
RESTAURANT (2.4%)
--------------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)                       4,300                  59,454               57,190
                                                                             ---------------------------------
SPECIALTY (1.4%)
--------------------------------------------------------------------------------------------------------------
   Best Buy Co., Inc.                                         600                  31,757               32,904
                                                                             ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (8.2%)
--------------------------------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                                  5,700                 113,228              111,321
   Neustar, Inc. (b)                                          600                  15,601               20,250
   WebEx Communications, Inc. (b)                           1,800                  56,100               63,972
                                                                             ---------------------------------
                                                                                  184,929              195,543
                                                                             ---------------------------------
WIRELESS (4.5%)
--------------------------------------------------------------------------------------------------------------
   Sprint Corp. (g)                                         5,400                 117,194              107,946
                                                                             ---------------------------------
TOTAL COMMON STOCKS                                                          $  2,117,797(c)         2,014,714
                                                                             ============           ----------
   Total Investments (84.9%)                                                                        $2,014,714
   Other Assets in Excess of Liabilities (15.1%)                                                       357,258
                                                                                                    ----------
TOTAL NET ASSETS (100.0%)                                                                           $2,371,972
                                                                                                    ==========



See accompanying notes to schedule of investments.                             5

================================================================================
                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================


Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a) Securities are valued by procedures described in the financial statements.

(b) Presently non-income producing.

(c) Cost for federal income tax purposes at June 30, 2006, was $2,362,483. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

    ---------------------------------------------
    Gross unrealized appreciation      $  147,327
    Gross unrealized depreciation        (495,096)
                                       ----------
    Net unrealized depreciation        $ (347,769)
    ---------------------------------------------


(d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the American Eagle Capital Appreciation Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                   ENDING
                              BEGINNING     PURCHASE     SALES       ENDING        MARKET      DIVIDEND     NET REALIZED
    DESCRIPTION                 COST          COST       COST         COST         VALUE        INCOME      GAINS/LOSSES
    ---------------------------------------------------------------------------------------------------------------------
    Immersion Corporation      $201,786       $--        $--        $201,786      $182,832       $--            $--
    ---------------------------------------------------------------------------------------------------------------------
    Total                      $201,786       $--        $--        $201,786      $182,832       $--            $--
    =====================================================================================================================

(e) As of June 30, 2006, initial margin deposits of $136,500 have been pledged in connection with the following open short future contracts.


                                                                UNREALIZED
    CONTRACTS   ISSUE                           MARKET VALUE   DEPRECIATION
    -----------------------------------------------------------------------
    2           S&P 500 -- September 2006        $  639,700      $ (15,285)
    7           NASDAQ 100 -- September 2006      1,114,050        (30,328)
    -----------------------------------------------------------------------
    Total                                        $1,753,750      $ (45,613)
    =======================================================================


(f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market.

    ADR -- American Depository Receipt

(g) Securities partially on deposit, with a market value of $125,895 as of June 30, 2006. This margin account is held as collateral for short sales and options in the event the Fund chooses to engage in these transactions in the future.



6                                See accompanying notse to financial statements.

================================================================================
PERFORMANCE DATA: AMERICAN EAGLE TWENTY FUND
================================================================================


THE AMERICAN EAGLE TWENTY FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2006
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]
                Biotechnology.......................... 12.0%
                Computer Hardware....................... 0.4%
                Computer Services/Software............. 11.9%
                Discount................................ 1.3%
                Foreign Internet Services............... 1.4%
                Internet Services....................... 0.8%
                Media................................... 1.2%
                Medical Devices......................... 3.4%
                National Radio.......................... 3.1%
                Pharmaceuticals......................... 7.2%
                Restaurant.............................. 2.4%
                Specialty............................... 1.4%
                Telecommunications Infrastructure....... 4.7%
                Wireless................................ 4.6%
                Short-Term Securities/Other Assets in
                 excess of Liabilities................. 44.2%

================================================================================
                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================


COMMON STOCKS (55.8%)
Industry Description and Issue                   Number of Shares                  Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.0%)
------------------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                          1,100            $   76,286           $   71,753
   Biogen Idec, Inc. (b)                                    1,300                59,133               60,229
   Myogen, Inc. (b)                                         1,800                44,611               52,200
                                                                             -------------------------------
                                                                                180,030              184,182
                                                                             -------------------------------
COMPUTER HARDWARE (0.4%)
------------------------------------------------------------------------------------------------------------
   Apple Computer, Inc. (b)                                   100                 5,749                5,712
                                                                             -------------------------------
COMPUTER SERVICES/SOFTWARE (11.9%)
------------------------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)(g)                               21,000               116,903              123,060
   Microsoft Corp.                                          1,800                41,964               41,940
   Oracle Corp. (b)                                         1,200                17,487               17,388
                                                                             -------------------------------
                                                                                176,354              182,388
                                                                             -------------------------------
DISCOUNT (1.3%)
------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                                     350                18,627               19,996
                                                                             -------------------------------
FOREIGN INTERNET SERVICES (1.4%)
------------------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(f)                                    200                16,144               16,506
   Ctrip.com International Ltd. -- ADR (f)                    100                 5,054                5,105
                                                           -------------------------------------------------
                                                                                 21,198               21,611
                                                                             -------------------------------
INTERNET SERVICES (0.8%)
------------------------------------------------------------------------------------------------------------
   eBay, Inc. (b)                                             400                12,132               11,716
                                                                             -------------------------------
MEDIA (1.2%)
------------------------------------------------------------------------------------------------------------
   Central European Media Enterprises (b)(f)                  300                19,046               18,957
                                                                             -------------------------------
MEDICAL DEVICES (3.4%)
------------------------------------------------------------------------------------------------------------
   China Med Technologies -- ADR (b)(f)                     1,400                37,383               28,000
   Diomed Holdings, Inc. (b)                               21,800                82,901               24,416
                                                                             -------------------------------
                                                                                120,284               52,416
                                                                             -------------------------------
NATIONAL RADIO (3.1%)
------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. -- Class A (b)(g)      3,200                21,121               46,880
                                                                             -------------------------------
PHARMACEUTICALS (7.2%)
------------------------------------------------------------------------------------------------------------
   Schering-Plough Corp.                                    4,600                90,453               87,538
   Sepracor, Inc. (b)                                         400                20,410               22,856
                                                                             -------------------------------
                                                                                110,863              110,394
                                                                             -------------------------------
RESTAURANT (2.4%)
------------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)                       2,800                39,577               37,240
                                                                             -------------------------------
SPECIALTY (1.4%)
------------------------------------------------------------------------------------------------------------
   Best Buy Co., Inc.                                         400                21,167               21,936
                                                                             -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.7%)
------------------------------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                                  3,700                73,496               72,261
                                                                             ----------           ----------
WIRELESS (4.6%)
------------------------------------------------------------------------------------------------------------
   Sprint Corp. (g)                                         3,500                76,178               69,965
                                                                             -------------------------------
TOTAL COMMON STOCKS                                                          $  895,822(c)           855,654
                                                                             ==========           ----------
   Total Investments (55.8%)                                                                      $  855,654
   Other Assets in Excess of Liabilities (44.2%)                                                     676,951
                                                                                                  ----------
TOTAL NET ASSETS (100.0%)                                                                         $1,532,605
                                                                                                  ==========

8                             See accompanying notes to schedule of investments.

================================================================================
                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================

Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a) Securities are valued by procedures described in the financial statements.

(b) Presently non-income producing.

(c) Cost for federal income tax purposes at June 30, 2006, was $1,121,241. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

    ---------------------------------------------
    Gross unrealized appreciation      $   53,636
    Gross unrealized depreciation        (319,223)
                                       ----------
    Net unrealized depreciation        $ (265,587)
    ---------------------------------------------

(d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the American Eagle Twenty Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. The activity for investments in Common Stocks of Affiliates is as follows:


                                                                                    ENDING
                               BEGINNING     PURCHASE     SALES       ENDING        MARKET      DIVIDEND     NET REALIZED
    DESCRIPTION                  COST          COST       COST         COST         VALUE        INCOME      GAINS/LOSSES
    ---------------------------------------------------------------------------------------------------------------------
    Immersion Corporation      $116,903        $--        $--        $116,903      $123,060       $--            $--
    ---------------------------------------------------------------------------------------------------------------------
    Total                      $116,903        $--        $--        $116,903      $123,060       $--            $--
    =====================================================================================================================

(e) As of June 30, 2006, initial margin deposits of $75,750 have been pledged in connection with the following open short future contracts.


                                                                UNREALIZED
    CONTRACTS   ISSUE                           MARKET VALUE   DEPRECIATION
    -----------------------------------------------------------------------
    1           S&P 500 -- September 2006         $319,850      $  (7,642)
    4           NASDAQ 100 -- September 2006       636,600        (16,212)
    -----------------------------------------------------------------------
    Total                                         $956,450      $ (23,854)
    =======================================================================

(f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market.

    ADR -- American Depository Receipt

(g) Securities partially on deposit, with a market value of $113,230 as of June 30, 2006. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.


See accompanying notes to financial statements.                                9

================================================================================
FINANCIAL STATEMENTS (unaudited)                  Six Months Ended June 30, 2006
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  American Eagle       American Eagle
                                                                               Capital Appreciation        Twenty
                                                                                      Fund                  Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (Note 2), including repurchase agreements of $0 and $0, respectively
    (identified cost: $1,916,011 and $778,919)                                      $  1,831,882         $    732,594
   Investment in securities of affiliated issuers, at market value (Note 2)
    (identified cost: $201,786 and $116,903, respectively)                               182,832              123,060
   Cash                                                                                  162,338              623,281
   Receivable for securities sold                                                        229,764               76,625
   Deposit of cash in segregated account                                                      --                    5
   Dividends and interest receivable                                                         643                   55
   Prepaid expenses and other assets                                                       4,042                4,474
                                                                                    ---------------------------------
    Total Assets                                                                       2,411,501            1,560,094
                                                                                    ---------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
   Payable for securities purchased                                                       13,230                4,681
   Payable to brokers for securities sold short                                              226                   --
   Accrued investment advisory fee                                                         2,560                1,664
   Accrued administration fee                                                              1,411                1,143
   Accrued audit fees                                                                     11,423                9,156
   Accrued fund accounting fees                                                            1,430                1,313
   Accrued transfer agent fees and expenses                                                2,214                1,607
   Other accrued fees and expenses                                                         7,035                7,925
                                                                                    ---------------------------------
    Total Liabilities                                                                     39,529               27,489
                                                                                    ---------------------------------
   Net assets applicable to outstanding capital stock                               $  2,371,972         $  1,532,605
                                                                                    =================================
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share -- authorized 10 billion shares;
    outstanding: 448,304 and 217,765 shares, respectively)                          $ 10,826,934         $  4,940,602
   Accumulated net investment loss                                                       (64,652)             (45,965)
   Accumulated net realized loss on investments                                       (8,241,614)          (3,298,010)
   Net unrealized depreciation on investments:
     Investments                                                                        (103,083)             (40,168)
     Futures contracts                                                                   (45,613)             (23,854)
                                                                                    ---------------------------------
   Total, representing net assets applicable to outstanding capital stock           $  2,371,972         $  1,532,605
                                                                                    =================================
   Net asset value, redemption price and offering price per share                   $       5.29         $       7.04
                                                                                    =================================



--------------------------------------------------------------------------------
10                           See accompanying notes to the financial statements.

================================================================================
FINANCIAL STATEMENTS (unaudited) (continued)      Six Months Ended June 30, 2006
================================================================================

STATEMENTS OF OPERATIONS

                                                                           American Eagle
                                                                        Capital Appreciation   American Eagle
                                                                                Fund            Twenty Fund
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
   Interest                                                                   $    7,498           $   12,589
   Dividends (net of foreign taxes withheld of $2 and $2,
     respectively)                                                                 3,777                2,019
                                                                              -------------------------------
                                                                                  11,275               14,608
                                                                              -------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
   Investment advisory fees                                                       17,565               12,419
   Custodian fees                                                                 13,740               12,400
   Audit fees                                                                     11,195                9,231
   Transfer agent fees and expenses                                                7,181                5,263
   Fund accounting fees                                                            5,263                3,979
   Administration fees                                                             4,460                3,374
   Legal fees                                                                      3,758                  712
   Registration fees                                                               3,384                3,854
   Reports to shareholders                                                         2,803                4,027
   Directors' fees                                                                 2,520                1,694
   Other                                                                           3,891                3,620
                                                                              -------------------------------
     Total expenses before interest expense                                       75,760               60,573
   Interest expense (Note 5)                                                         167                   --
                                                                              -------------------------------
     Total expenses after interest expense                                        75,927               60,573
                                                                              -------------------------------
   Net investment loss                                                        $  (64,652)          $  (45,965)
                                                                              -------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
   Net realized gain on:
     Long transactions                                                           329,761              136,121
     Futures contracts closed                                                     93,723               34,262
                                                                              -------------------------------
      Net realized gain                                                          423,484              170,383
                                                                              -------------------------------
   Change in unrealized appreciation (depreciation) on:
     Long transactions (including depreciation due to investments in
      affiliated issuers of ($22,776) and ($15,330), respectively)              (396,436)            (262,394)
     Futures contracts                                                           (45,613)             (23,854)
                                                                              -------------------------------
     Net unrealized loss on investments                                         (442,049)            (286,248)
                                                                              -------------------------------
   Net realized and unrealized loss on investments                               (18,565)            (115,865)
                                                                              -------------------------------
     Net decrease in net assets resulting from operations                     $  (83,217)          $ (161,830)
                                                                              ===============================



--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           11

================================================================================
FINANCIAL STATEMENTS (unaudited) (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  American Eagle Capital
                                                                                    Appreciation Fund
                                                                             --------------------------------
                                                                             Six Months Ended
                                                                                 6/30/06          Year Ended
                                                                               (unaudited)         12/31/05
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $  (64,652)       $   (137,183)
   Net realized gain on investment transactions                                   423,484             475,157
   Net change in unrealized depreciation                                         (442,049)           (360,881)
                                                                               ------------------------------
   Net decrease in net assets resulting from operations                           (83,217)            (22,907)
                                                                               ------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                    2,500             498,207
   Cost of shares redeemed                                                       (397,031)         (1,128,296)
                                                                               ------------------------------
   Net decrease in net assets resulting from capital share transactions          (394,531)           (630,089)
                                                                               ------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                                  (477,748)           (652,996)
   Net assets at beginning of period                                            2,849,720           3,502,716
                                                                               ------------------------------
   Net assets at end of period                                                 $2,371,972        $  2,849,720
                                                                               ==============================
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Shares sold                                                                        460              91,044
   Shares redeemed                                                                (73,100)           (218,561)
                                                                               ------------------------------
   Net decrease in shares outstanding                                             (72,640)           (127,517)
                                                                               ==============================



--------------------------------------------------------------------------------
12                           See accompanying notes to the financial statements.

================================================================================
FINANCIAL STATEMENTS (unaudited) (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                American Eagle Twenty Fund
                                                                             -------------------------------
                                                                             Six Months Ended
                                                                                 6/30/06          Year Ended
                                                                               (unaudited)         12/31/05
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $  (45,965)        $ (101,081)
   Net realized gain on investment transactions                                   170,383            475,674
   Net change in unrealized depreciation                                         (286,248)          (342,149)
                                                                               -----------------------------
   Net increase (decrease) in net assets resulting from operations               (161,830)            32,444
                                                                               -----------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                       --            126,798
   Cost of shares redeemed                                                       (467,640)          (377,152)
                                                                               -----------------------------
   Net decrease in net assets resulting from capital share transactions          (467,640)          (250,354)
                                                                               -----------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                                  (629,470)          (217,910)
   Net assets at beginning of period                                            2,162,075          2,379,985
                                                                               -----------------------------
   Net assets at end of period                                                 $1,532,605         $2,162,075
                                                                               =============================
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
   Shares sold                                                                         --             17,077
   Shares redeemed                                                                (63,910)           (50,721)
                                                                               -----------------------------
   Net decrease in shares outstanding                                             (63,910)           (33,644)
                                                                               =============================



--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           13

================================================================================
FINANCIAL STATEMENTS (unaudited) (concluded)      Six Months Ended June 30, 2006
================================================================================

STATEMENT OF CASH FLOWS


                                                                   American Eagle
                                                                       Capital         American Eagle
                                                                  Appreciation Fund     Twenty Fund
-----------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------------
   Sales of capital shares                                           $      2,500        $         --
   Repurchases of capital shares                                         (397,031)           (467,640)
   Net change in receivables/payables related to capital share
    transactions                                                               --                  --
                                                                     --------------------------------
   Cash used by capital share transactions                               (394,531)           (467,640)
   Loan borrowing                                                        (335,500)                 --
   Loan payments                                                          335,500                  --
                                                                     --------------------------------
   Net borrowings                                                              --                  --
                                                                     --------------------------------
                                                                     $   (394,531)       $   (467,640)
                                                                     --------------------------------
CASH PROVIDED (USED) BY OPERATIONS:
-----------------------------------------------------------------------------------------------------
   Purchases of investments                                            (7,370,212)         (4,088,749)
   Proceeds from sales of investments                                   7,934,318           4,717,539
                                                                     --------------------------------
                                                                          564,106             628,790
                                                                     --------------------------------
   Change from futures contracts                                           48,110              10,408
   Change in short-term investments                                       125,000             100,000
   Net investment loss                                                    (64,652)            (45,965)
   Net change in receivables/payables related to operations              (189,375)            (50,630)
                                                                     --------------------------------
                                                                          (80,917)             13,813
                                                                     --------------------------------
                                                                          483,189             642,603
                                                                     --------------------------------
   Net increase (decrease) in cash                                         88,658             174,963
   Cash, beginning of period                                               73,680             448,318
                                                                     --------------------------------
   Cash, end of period                                               $    162,338        $    623,281
                                                                     ================================
   Supplemental information:
   Cash paid for interest                                            $         62        $         --


--------------------------------------------------------------------------------
14                           See accompanying notes to the financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited)                         June 30, 2006
================================================================================

1. ORGANIZATION
American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), and American Eagle Twenty Fund ("Twenty Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolios of securities.


As of June 30, 2006, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:

                                  Ownership of
                               Outstanding Shares
-------------------------------------------------
Capital Appreciation Fund             57.6%
Twenty Fund                           66.7%

The investment objective of each Fund is capital appreciation, and each Fund's principal investment strategy is as follows:

o Capital Appreciation Fund normally emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that the market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty Fund normally maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.


Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and post-October capital losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.


As of December 31, 2005, the Funds have the following capital loss carryforwards:

                                                 Expiration
                                Amount              Date
-----------------------------------------------------------
Capital Appreciation Fund     (3,249,240)           2009
                              (4,327,476)           2010
                                (777,134)           2011
Twenty Fund                   (1,208,771)           2009
                              (1,358,125)           2010
                                (634,831)           2011


It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)             June 30, 2006
================================================================================


if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result for adopting FIN 48.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of the Capital Appreciation Fund and Twenty Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as a Fund's assets grow. The impact of IPOs on the Funds' performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in the future.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Each Fund may also employ these techniques on an opportunistic basis to attempt to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes and to attempt to increase investment returns. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates a Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. There were no securities sold short at June 30, 2006.

In addition, for hedging purposes, each Fund may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".

DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)             June 30, 2006
================================================================================


EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of the Funds are allocated between the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates (e.g. on assets, liabilities and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2006, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities were as follows:

                                Cost of         Proceeds
                               Purchases       from Sales
---------------------------------------------------------
Capital Appreciation Fund
   Long-term investment
    transactions               $7,370,212      $7,934,318
   Short sale transactions     $       --      $       --
Twenty Fund
   Long-term investment
    transactions               $4,088,749      $4,717,539
   Short sale transactions     $       --      $       --
---------------------------------------------------------


4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of each Fund. For its services, each Fund pays a monthly investment advisory fee calculated at the annualized rate of 1.3% of each Fund's average daily net assets.

The Funds and other funds managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $220,000 minimum Fund Complex fee (plus reimbursable expenses). Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $230,000 minimum Fund Complex fee (plus reimbursable expenses and third party sub-transfer agent fees). Fund accounting fees are $230,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the six months ended June 30, 2006, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

In addition to the investment management fee, administration fee, transfer agent fee and fund accounting fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; expenses for legal and auditing services; insurance; and other miscellaneous expenses.

Legal fees of $3,758 for the six months ended June 30, 2006, for Capital Appreciation Fund and $752 for Twenty Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company is also a director of other fund companies managed by the Adviser. The Company and the other fund companies managed by the Adviser pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company and the other fund companies managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2006, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses), except for two directors who received $9,000 each. No compensation is paid by the Funds to officers or directors who are affiliated with the Adviser.

5. BANK BORROWINGS
The Funds entered into a Credit Agreement with U.S. Bank, N.A., for an amount not to exceed in the aggregate $1,750,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2006, Capital Appreciation Fund's average daily balance of loans outstanding was $4,500 at a weighted average interest rate of 7.37%. The maximum amount of loans outstanding at any time during the period was $245,000, or 9.54% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. Twenty Fund did not have any loans during the period. As of June 30, 2006 the outstanding loan balances were $0 for Capital Appreciation Fund and $0 for Twenty Fund.

6. OPTION CONTRACTS WRITTEN
The Capital Appreciation Fund and Twenty Fund did not write any option contracts during the six months ended June 30, 2006.

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2006
================================================================================


7. FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Per share data for a share of capital stock outstanding throughout each year and selected supplemental and ratio information for each year indicated, calculated based on average shares outstanding, are as follows:


                                                                American Eagle Capital Appreciation Fund
                                             -------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               6/30/2006    Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                              (unaudited)   12/31/2005   12/31/2004   12/31/2003   12/31/2002    12/31/2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of year                              $  5.47      $  5.40      $  5.05      $  3.79      $   7.05     $   9.79
                                                ----------------------------------------------------------------------------
OPERATIONS
 Net investment loss                              (0.13)       (0.25)       (0.14)       (0.02)        (0.08)       (0.14)
 Net realized and unrealized gains
 (losses) on investments                          (0.05)        0.32         0.49         1.28         (3.18)       (1.57)
                                                ----------------------------------------------------------------------------
 Total from operations                            (0.18)        0.07         0.35         1.26         (3.26)       (1.71)
                                                ----------------------------------------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                --           --           --           --            --        (1.03)
                                                ----------------------------------------------------------------------------
NET ASSET VALUE
 End of period                                  $  5.29      $  5.47      $  5.40      $  5.05      $   3.79     $   7.05
                                                ----------------------------------------------------------------------------
Total return(1)                                   (3.29%)       1.30%        6.93%       33.25%       (46.24%)     (17.17%)
Net assets at end of period (000s omitted)      $ 2,372      $ 2,850      $ 3,503      $ 5,291      $  4,531     $ 11,999
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                      5.61%        5.15%        3.94%        3.81%         3.26%        2.42%
 Gross expenses including interest
 expense and dividends on short sale
 positions                                         5.62%        5.17%        3.96%        3.85%         3.48%        2.48%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Net investment loss                              (4.78%)      (4.60%)      (2.81%)      (0.39%)       (1.49%)      (1.57%)
 Portfolio turnover rate                            316%         431%         247%         141%          261%         392%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions.

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (concluded)             June 30, 2006
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED)
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


Per share data for a share of capital stock outstanding throughout each year and selected supplemental and ratio information for each year indicated, calculated based on average shares outstanding, are as follows:


                                                                       American Eagle Twenty Fund
                                             -------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               6/30/2006    Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                              (unaudited)   12/31/2005   12/31/2004   12/31/2003   12/31/2002    12/31/2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of year                              $  7.68      $  7.55      $  6.37      $  4.73      $   7.17     $   9.35
                                                ----------------------------------------------------------------------------
OPERATIONS
 Net investment loss                              (0.18)       (0.34)       (0.26)       (0.03)        (0.10)       (0.18)
 Net realized and unrealized gains
 (losses) on investments                          (0.46)        0.47         1.44         1.67         (2.34)       (1.27)
                                                ----------------------------------------------------------------------------
 Total from operations                            (0.64)        0.13         1.18         1.64         (2.44)       (1.45)
                                                ----------------------------------------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                --           --           --           --            --        (0.73)
                                                ----------------------------------------------------------------------------
NET ASSET VALUE
 End of period                                  $  7.04      $  7.68      $  7.55      $  6.37      $   4.73     $   7.17
                                                ----------------------------------------------------------------------------
Total return(1)                                   (8.33%)       1.72%       18.52%       34.67%       (34.03%)     (15.47%)
Net assets at end of period (000s omitted)      $ 1,533      $ 2,162      $ 2,380      $ 4,029      $  3,204     $  8,242
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                      6.34%        5.39%        4.47%        4.40%         3.75%        2.95%
 Gross expenses including interest
 expense                                            N/A         5.39%        4.47%       N/A            3.77%        3.01%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Net investment loss                              (4.81%)      (4.46%)      (3.89%)      (0.56%)       (1.68%)      (2.28%)
 Portfolio turnover rate                            339%         481%         239%         129%          206%         212%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions.

================================================================================
EXPENSE EXAMPLE -- JUNE 30, 2006 (unaudited)
================================================================================


     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.


ACTUAL EXPENSES
     The first line of each Fund share class in the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account and reduce the ending account value. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second set of lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account and reduce the ending account value. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second set of lines in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                 Beginning           Ending          Expenses Paid
                                               Account Value     Account Value     During Period(1)      Annualized
                                                   1/1/06           6/30/06        1/1/06 - 6/30/06     Expense Ratio
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
 Actual                                         $  1,000.00        $  967.10           $  27.41              5.62%
 Hypothetical (5% return before expenses)          1,000.00           996.93              27.82              5.62
Twenty Fund
 Actual                                            1,000.00           916.70              30.13              6.34
 Hypothetical (5% return before expenses)          1,000.00           993.35              31.34              6.34

(1)Expenses are equal to Capital Appreciation Fund's and Twenty Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305



                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305



                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202



                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202



                                    CUSTODIAN
                                 U.S. Bank, N.A.
                               Custody Operations
                      1555 N. River Center Drive, Suite 302
                               Milwaukee, WI 53212



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402



FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUNDS' CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-335-0333.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-335-0333. A COPY OF THE FUNDS' PROXY VOTING RECORDS MAY ALSO BE OBTAINED, WITHOUT CHARGE, ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR UPON REQUEST, BY CALLING 1-800-335-0333.

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC WEBSITE (WWW.SEC.GOV) OR UPON REQUEST BY CALLING 1-800-335-0333. THE FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (1-800-SEC-0330).

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

         (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

         (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  American Eagle Funds, Inc.
                       ---------------------------------------------------------

         By (Signature and Title)  /s/ James R. Jundt
                                   ---------------------------------------------
                                   James R. Jundt, Chairman of the Board

         Date  8/31/2006
               -------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ Marcus E. Jundt
                                   ---------------------------------------------
                                   Marcus E. Jundt, President

         Date  8/31/2006
               -------------------------------


         By (Signature and Title)  /s/ Gerald M. Fitterer
                                   ---------------------------------------------
                                   Gerald M. Fitterer, Treasurer

         Date  8/31/2006
               -------------------------------